Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Stockholders' Equity

NOTE 11. STOCKHOLDERS’ EQUITY

For the three and nine months ended September 30, 2013, the Company recorded expense of $238,000 related to restricted stock awards and $0 and $20,000, respectively, related to stock options issued to the Company’s directors. For the three and nine months ended September 30, 2012, the Company recorded expense of $302,000 and $966,000, respectively, related to restricted stock awards and $11,000 and $129,000, respectively, related to stock options issued to the Company’s directors.

On January 2, 2013, Jeremy S. M. Cage was appointed Chief Executive Officer and the Company issued 500,000 shares of restricted stock to Mr. Cage as part of his compensation package. On March 22, 2013, the Company issued 192,308 shares of restricted stock to Brad Knight as part of his compensation package. For the three and nine months ended September 30, 2013, the Company recorded expense of $49,000 and $119,000, respectively, related to the restricted stock awards issued to Messrs. Cage and Knight.

Warrants for the Purchase of Common Stock

On January 13, 2011, the Company issued a warrant (the “THD Warrant”) to The Home Depot, Inc. (“The Home Depot”) pursuant to which The Home Depot may purchase up to 5.0 million shares of the Company’s common stock at an exercise price of $2.00 per share, subject to certain vesting conditions. The THD Warrant was issued in connection with the Company’s Strategic Purchasing Agreement with The Home Depot, which it entered into on July 23, 2010 and pursuant to which it supplies The Home Depot with LED retrofit lamps and fixtures. The THD Warrant provided that 1.0 million shares of common stock would be eligible for vesting following each year ending December 31, 2011 through December 31, 2015, subject to The Home Depot having gross product orders from the Company, in dollar terms, that are at least 20% more than the gross product orders in the immediately preceding year. For the shares underlying the THD Warrant to be eligible for vesting following the years ending December 31, 2014 and 2015, The Home Depot would be required to extend the Strategic Purchasing Agreement for additional one-year periods beyond its initial term of three years. On August 12, 2013, the Company and The Home Depot entered into Amendment No. 1 to the Strategic Purchasing Agreement which, among other things, extended the term of the Agreement for an additional three years. As of May 25, 2012, as a result of the Series H and I Preferred Offering, the exercise price of the THD Warrants adjusted, pursuant to the terms of such warrants, from $2.00 to $1.95 per share of common stock. The number of shares of common stock into which the THD Warrants were exercisable also adjusted, pursuant to the terms of the warrant, from 5,000,000 to 5,123,715 shares. Each vested portion of the THD Warrant will expire on the third anniversary following the vesting of such portion.

As of September 30, 2013, the following warrants for the purchase of common stock were outstanding:

Warrant Holder	Reason for Issuance	Number of Common Shares	Exercise Price	Expiration Date

Investors in rights offering	Series D Warrants	567,912	$5.57 to $5.59	March 3, 2022 through April 19, 2022

The Home Depot	Purchasing agreement	5,123,715	$1.95	2014 through 2018

RW LSG Management Holdings LLC	Riverwood Warrants	12,664,760	Variable	May 25, 2022

Certain other investors	Riverwood Warrants	5,427,751	Variable	May 25, 2022

Cleantech Europe II (A) LP	September 2012 Warrants	3,406,041	$0.72	September 25, 2022

Cleantech Europe II (B) LP	September 2012 Warrants	593,959	$0.72	September 25, 2022

Portman Limited	September 2012 Warrants	4,000,000	$0.72	September 25, 2022

Aquillian Investments LLC	Private Placement Series H	830,508	$1.18	September 25, 2017

Pegasus	Pegasus Warrant	10,000,000	Variable	May 25, 2022

		42,614,646

As of September 30, 2013, all warrants shown in the table above were fully vested and exercisable, except a portion of the THD Warrant, the Riverwood Warrants, the September 2012 Warrants and the Pegasus Warrant. As discussed above, 2,049,486 shares issuable pursuant to the THD Warrant vested during 2012 and 2011, when the product purchases for these periods satisfied the prescribed vesting conditions, and 3,074,229 shares remain subject to vesting in accordance with similar product purchasing terms. Pursuant to the terms of the Riverwood Warrants and the Pegasus Warrant, these were not exercisable as of September 30, 2013 because the aggregate fair market value of the Company’s outstanding shares of common stock (as determined in accordance with the terms of the Riverwood Warrants and the Pegasus Warrant) was less than $523.9 million (subject to adjustment in accordance with the terms of the Riverwood Warrants and the Pegasus Warrant). The September 2012 Warrants will become exercisable on October 9, 2015.

The fair value of the THD Warrant is determined using the Monte Carlo valuation method and will be adjusted at each reporting date until they have been earned for each year and these adjustments will be recorded as a reduction in the related revenue (sales incentive) from The Home Depot. As of September 30, 2013 and 2012, the Company determined that a portion of the THD Warrant was expected to vest during the period based on purchases made by The Home Depot during the nine months ended September 30, 2013 and 2012 and, accordingly, recorded (increase)/reductions in revenue of $9,000 and $23,000 for the three and nine months ended September 30, 2013, respectively, and $(257,000) and $458,000 for the three and nine months ended September 30, 2012, respectively.

NOTE 12: STOCKHOLDERS’ EQUITY AND RECAPITALIZATION AGREEMENT

Common Stock Issuances

On March 14, 2012, in settlement of director fees of $875,000 for the year ended December 31, 2012, the board of directors issued each of its non-employee directors an option to receive either: (i) stock options to purchase 100,000 shares of the Company’s common stock at an exercise price of $1.19 per share, the closing price of the Company’s common stock on March 13, 2012, or (ii) an amount of restricted shares of the Company’s common stock equal to $100,000 as of March 13, 2012. Additionally, each member of the Company’s Audit Committee and Committee of Independent Directors were issued an option to receive either: (i) stock options to purchase 25,000 shares of the Company’s common stock at an exercise price of $1.19 per share, or (ii) an amount of restricted shares of the Company’s common stock having a value equal to $25,000 as of March 13, 2012. The stock options and restricted shares of common stock vest, for directors in office at such time, on the first day of each calendar quarter, commencing January 1, 2012, at the rate of 25% for each quarter. Any stock options issued to a director would expire, if unexercised, on March 13, 2022. Pursuant to the respective elections made by each director, on March 28, 2012, the Company issued a total of 630,254 shares of restricted common stock and stock options to purchase 125,000 shares of the Company’s common stock to its non-employee directors.

On May 25, 2012, in connection with the Series H and I Preferred Offering, six members of the board of directors resigned and five new directors were appointed. Upon the resignation of the board members, 220,594 unvested restricted shares were cancelled and returned to the Company. In settlement of the director fees of the newly appointed directors, which totaled $347,000 for the period from May 25, 2012 through December 31, 2012, and pursuant to the respective elections made by each new director, the Company issued a total of 218,096 shares of restricted common stock and stock options to purchase 15,068 shares of common stock to these non-employee directors.

On September 25, 2012, in connection with the September 2012 Preferred Offering, one new director was appointed to the Board of Directors. In settlement of the director fees of the newly appointed director, which totaled $27,000 for the period from September 25, 2012 through December 31, 2012, and pursuant to the election made by the new director, the Company issued a total of 30,901 shares of restricted common stock to this non-employee director.

For the years ended December 31, 2012 and 2011, the Company recorded expenses of $846,000 and $945,000, respectively, related to the restricted stock awards and $718,000 and $178,000, respectively, related to the stock options issued to the directors.

On April 28, 2011, James Haworth was appointed Chief Executive Officer and the Company issued 1,000,000 shares of restricted stock to Mr. Haworth as part of his compensation package. On May 18, 2012, upon the resignation of Mr. Haworth, 736,111 unvested shares of restricted stock were cancelled and returned to the Company.

Warrants for the Purchase of Common Stock

On January 13, 2011, the Company issued a warrant (the “THD Warrant”) to The Home Depot, Inc. (“The Home Depot”) pursuant to which The Home Depot may purchase up to 5.0 million shares of the Company’s common stock at an exercise price of $2.00 per share, subject to certain vesting conditions. The THD Warrant was issued in connection with the Company’s Strategic Purchasing Agreement with The Home Depot, which it entered into on July 23, 2010 and pursuant to which it supplies The Home Depot with LED retrofit lamps and fixtures. The THD Warrant provided that 1.0 million shares of common stock would be eligible for vesting following each year ending December 31, 2011 through December 31, 2015, subject to The Home Depot having gross product orders from the Company, in dollar terms, that are at least 20% more than the gross product orders in the immediately preceding year. For the shares underlying the THD Warrant to be eligible for vesting following the years ending December 31, 2014 and 2015, The Home Depot would be required to extend the Strategic Purchasing Agreement for additional one-year periods beyond its initial term of three years. As of May 25, 2012, as a result of the Series H and I Preferred Offering, the exercise price of the THD Warrants adjusted, pursuant to the terms of such warrants, from $2.00 to $1.95 per share of common stock. The number of shares of common stock into which the THD Warrants were exercisable also adjusted, pursuant to the terms of the warrant, from 5,000,000 to 5,123,715 shares. Each vested portion of the THD Warrant will expire on the third anniversary following the vesting of such portion.

As of May 25, 2012, as a result of the Series H and I Preferred Offering, the exercise price of the warrants to purchase shares of common stock issued pursuant to that certain Securities Purchase Agreement, dated March 9, 2007 (the “2007 Private Placement Warrants”) adjusted pursuant to the terms of such warrants from $1.60 to $1.18 per share of common stock. The number of shares of common stock into which the 2007 Private Placement Warrants were exercisable also adjusted, pursuant to the terms of such warrants, from 1,273,112 to 1,726,249 shares. The remainder of the 2007 Private Placement Warrants expired in November 2012. In addition, as of May 25, 2012, as a result of the Series H and I Preferred Offering, the exercise price of the warrants issued in conjunction with the Company’s Series D Non-Convertible Preferred Stock (the “Series D Warrants”) adjusted pursuant to the terms of such warrants from a range of $5.90 to $5.92 per share of common stock to a range of $5.57 to $5.59 per share of common stock. The number of shares of common stock into which the Series D Warrants were exercisable also adjusted pursuant to the terms of such warrants from 1,171,044 to 1,240,798 shares.

As of December 31, 2012, the Company had the following warrants outstanding for the purchase of common stock:

Warrant Holder	Reason for Issuance	Number of Common Shares	Exercise Price	Expiration Date
Investors in rights offering	Series D Warrants	567,912	$ 5.57 to $ 5.59	March 3, 2022 through April 19, 2022
The Home Depot	Purchasing agreement	5,123,715	$1.95	2014 through 2018
RW LSG Management Holdings LLC	Riverwood Warrants	12,664,760	Variable	May 25, 2022
Certain other investors	Riverwood Warrants	5,427,751	Variable	May 25, 2022
Cleantech Europe II (A) LP	Private Placement Series H	3,406,041	$0.72	September 25, 2022
Cleantech Europe II (B) LP	Private Placement Series H	593,959	$0.72	September 25, 2022
Portman Limited	Private Placement Series H	4,000,000	$0.72	September 25, 2022

		31,784,138

As of December 31, 2012, all warrants shown in the table above are fully vested, except those issued to The Home Depot and the September 2012 Warrants. The September 2012 Warrants will become exercisable on October 9, 2015. As discussed above, 1,024,713 shares issuable pursuant to the THD Warrant vested during both the years ended December 31, 2012 and 2011, for total warrants vested of 2,049,486, when the product purchases for these periods satisfied the prescribed vesting conditions.

The fair value of the THD Warrant is determined using the Monte Carlo valuation method and will be adjusted at each reporting date until they have been earned for each year and these adjustments will be recorded as a reduction in the related revenue (sales incentive) from The Home Depot. As of December 31, 2012, the Company determined that 1,024,713 shares issuable pursuant to the THD Warrant vested based on purchases made by The Home Depot during each of the years ended December 31, 2012 and 2011, respectively, and, accordingly, recorded a $458,000 and $2.5 million reduction in revenue for the years ended December 31, 2012 and 2011, respectively.